Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Parties and Relationship with the Group
Name	Relationship with the Group
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")	Controlled by one of the Company’s shareholders
Hefei HuaHeng Electronic Technology Co. Ltd.("Hefei Huaheng")	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")	Controlled by one of the Company’s shareholders
Beijing Xiaomi Mobile Software Co. Ltd. ("Xiaomi Mobile")	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd.("Xiaomi Information", collectively with Xiaomi Communication, Xiaomi Technology, Xiaomi Mobile, "Xiaomi")	Controlled by one of the Company’s shareholders
Hefei LianRui Microelectronics Technology Co. Ltd. ("Hefei Lianrui")	Long-term investee of the Group
Hangzhou Aqi Vision Technology Co. Ltd.("Hangzhou Aqi")	Long-term investee of the Group
Xi'an Haidao Information Technology Co. Ltd.("Haidao")	Controlled by one of the Company’s shareholders
Heifei Huaying Xingzhi Fund Partnership.(limited partship)("Huaying Fund")	Long-term investee of the Group
Shunwei Hitech Limited("Shunwei")	One of the Company’s shareholder

Summary of Amount Due from/to Related Parties

	As of December 31,
	2016	2017
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	457,100	566,732
Hefei HuaHeng (b)	42	—
Xiaomi Mobile (a)	3,485	—
Xiaomi Information (a)	—	908
Hefei LianRui (c)	10,571	2,571
Hangzhou Aqi (c)	3,000	3,000
Haidao (c)	2,500	2,500
Others (d)	—	2,743
Total	476,698	578,454

21. RELATED PARTY BALANCES AND TRANSACTIONS – CONTINUED

(1)	Balances: – continued

	As of December 31,
	2016	2017
	RMB	RMB
Amount due to related parties, current:
Shunwei (e)	(8,500)	—
Huaying Fund (f)	(15,000)	(3,061)
Xiaomi Technology	—	(330)
Xiaomi Mobile (g)	—	(4,752)
Total	(23,500)	(8,143)
Amount due to related party, non-current:
Huaying Fund (f)	—	(3,076)
Total	—	(3,076)

(a)	The amount due from Xiaomi represents receivables from the sales of Xiaomi wearable products. All balances were subsequently collected.
(b)	The amount due from Hefei HuaHeng represents the sales of the self-branded products of the Group.
(c)

The amount due from Hefei LianRui, Hangzhou Aqi, Haidao, represents the loans provided by the Group to these related parties in 2016. In July 2017, the Group converted a RMB8,000 loan provided to Hefei LianRui previously to equity interests in Hefei LianRui.

(d)	The amount due from others represents the withholding tax receivables from certain management paid by the Group on behalf of them, of which RMB1,471 has been collected subsequently.
(e)	The balance represents capital injection to be returned to Shunwei, which has been repaid in 2017.
(f)	The amount due to Huaying Fund consists of current and non-current balances.

The current balance of RMB15,000 as of December 31, 2016 represents the unpaid capital injection agreed by the Group to Huaying Fund which has been fully paid in 2017. The current balance of RMB3,061 as of December 31, 2017 represents the cash received in advance for the disposal of the investment from the Group to the fund.

The non-current balance of RMB3,076 represents the loan received from Huaying Fund with the interest rate of 4.35%.

(g)	The amount due to Xiaomi Mobile respects the accrued expenses of cloud service provided by Xiaomi Mobile
(h)	The Group disposed five long-term investments to Huaying Fund during the year ended December 31, 2017.

Summary of Sales to Related Parties
(2)	Transactions:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	—	1,448,960	1,773,595
Xiaomi Technology	872,890	711	2,072
Hefei HuaHeng	3,846	256	730
Xiaomi Mobile	—	—	925
Xiaomi Information	—	—	1,318
Total	876,736	1,449,927	1,778,640

Summary of Other to Related Party
	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Others:
Loan provided to related parties (c)	—	16,071	(8,000)
Investments disposed to a related party (h)	—	—	22,047